                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

  Item 1. Reports to Shareholders.



  The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Real Estate Securities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the NAREIT Equity Index and the S&P 500 Index from 12/31/95 through 12/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN REAL ESTATE
                                                     SECURITIES FUND           NAREIT EQUITY INDEX            S&P 500 INDEX
                                                 ----------------------        -------------------            -------------
12/95                                                      9524                       10000                       10000
                                                           9748                       10227                       10537
                                                          10302                       10681                       11010
                                                          11093                       11380                       11350
12/96                                                     13317                       13524                       12296
                                                          13338                       13621                       12627
                                                          14141                       14298                       14829
                                                          15793                       15988                       15939
12/97                                                     16068                       16268                       16397
                                                          15886                       16191                       18684
                                                          15275                       15448                       19301
                                                          13844                       13823                       17380
12/98                                                     14141                       13419                       21081
                                                          13551                       12772                       22130
                                                          15294                       14061                       23691
                                                          13920                       12931                       22210
12/99                                                     13696                       12800                       25515
                                                          13981                       13107                       26099
                                                          15632                       14489                       25405
                                                          17104                       15596                       25156
12/00                                                     17604                       16176                       23186
                                                          17376                       16239                       20439
                                                          18869                       18025                       21634
                                                          18231                       17555                       18458
12/01                                                     19111                       18429                       20431
                                                          20591                       19949                       20489
                                                          21093                       20949                       17743
                                                          18876                       19053                       14679
12/02                                                     18902                       19131                       15918
                                                          19041                       19261                       15416
                                                          21565                       21786                       17789
                                                          23895                       23860                       18259
12/03                                                     25812                       26237                       20483
                                                          28732                       29391                       20829
                                                          27629                       27683                       21187
                                                          30148                       29961                       20791
12/04                                                     35278                       34524                       22710
                                                          33283                       32090                       22222
                                                          38065                       36728                       22526
                                                          39459                       38134                       23337
12/05                                                     41134                       38721                       23825

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 6/09/94        since 6/09/94        since 6/09/94      since 7/21/05
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         14.69%     14.21%    14.23%     14.23%    13.97%     13.97%       4.26%

10-year                 15.75      15.19     15.24      15.24     15.01      15.01         N/A

5-year                  18.50      17.36     17.62      17.46     17.68      17.68         N/A

1-year                  16.60      11.07     15.72      11.72     15.73      14.73         N/A
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The NAREIT Equity Index is generally representative of the general performance of a broad range of equity REITs of all property types. The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Real Estate Securities Fund is managed by the Adviser's Real Estate team.(1) Theodore R. Bigman, Managing Director of the Adviser, is a current member of the team.

MARKET CONDITIONS

The 12-month period under review was highly positive for both direct real estate investment and the public real estate securities market. After retreating in the first quarter, real estate securities rallied in the second and third quarters of the year and continued to advance through the fourth quarter. Increased institutional investor interest in real estate and improvements in underlying real estate fundamentals were primary drivers of performance. Further bolstering the sector were numerous private takeover transactions of public real estate companies at meaningful premiums.

Among the major U.S. REIT sectors, the retail, office and apartment sectors outperformed the index. Within the retail sector, performance was mixed; the malls stocks significantly outperformed and the shopping center stocks modestly underperformed. Supply was the key differentiating factor, as there is very little new mall construction, while the shopping centers have witnessed significant new additions to supply. Despite a disappointing recovery for cash flows, the office sector also outperformed. This strength may have been driven by sustained improvement in market values for office assets, as evidenced in a variety of private market transactions. In addition, supply and demand trends remained favorable for owners of office assets. Apartment stocks outperformed due to the continued improvement in fundamentals and a series of take-private transactions that demonstrated the strong underlying values of these companies' properties. Turning to the smaller sectors, storage was the best performing of all sectors. These stocks were bolstered by several large transactions that confirmed the strong private market valuations for these assets. Hotel stocks modestly underperformed. The healthcare REITs dramatically underperformed due to lackluster earnings growth prospects.

(1)Team members may change without notice from time to time.

PERFORMANCE ANALYSIS

The fund returned 16.60 percent for the 12 months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the NAREIT Equity Index and the Standard & Poor's 500 Index, returned 12.16 and
4.91 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

----------------------------------------------------------------------
                                                    STANDARD &
                                       NAREIT      POOR'S 500(R)
      CLASS A   CLASS B   CLASS C   EQUITY INDEX       INDEX

      16.60%    15.72%    15.73%       12.16%         4.91%
----------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Stock selection drove the fund's outperformance during the year, while sector allocation contributed as well. Stock selection was favorable in every sector, and particularly within the office, retail, apartment and hotel sectors. In the office sector, a focus on owners of Class A office properties in central business district locations proved advantageous. Within the retail sector, the fund was well served by a preference for owners of the highest quality malls in dominant trade areas. Positions in the strip center sector contributed to outperformance as well, due to an emphasis on owners of in-fill centers anchored by leading grocers, and to dominant community centers with multiple key anchor tenants. In the apartment sector, a bias toward owners of assets in the coastal markets led to outperformance. Among its hotel positions, the fund's focus on owners of upscale urban hotel assets was beneficial, as these properties have experienced the strongest recovery relative to other areas of the sector. From a sector allocation perspective, the largest contributors were an overweight to the storage sector and underweights to the health care and mixed office/industrial sectors. These positives were partially offset by an overweight to the hotel sector.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 12/31/05
Simon Property Group, Inc.                                        9.3%
Host Marriott Corp.                                               5.7
Avalonbay Communities, Inc.                                       4.9
Hilton Hotels Corp.                                               4.8
Boston Properties, Inc.                                           4.7
Brookfield Properties Corp. (Canada)                              4.7
Archstone-Smith Trust                                             4.1
Regency Centers Corp.                                             3.8
Starwood Hotels & Resorts Worldwide, Inc.                         3.8
Equity Residential Properties Trust                               3.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
Office                                                           23.9%
Residential Apartments                                           18.1
Lodging/Resorts                                                  16.1
Retail Regional Malls                                            14.0
Retail Strip Centers                                              7.4
Self Storage                                                      4.9
Industrial                                                        4.5
Healthcare                                                        3.5
Diversified                                                       3.4
Residential Manufactured Homes                                    1.2
                                                                -----
Total Long-Term Investments                                      97.0%
Short-Term Investments                                            2.9
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/01/05         12/31/05       7/1/05-12/31/05
Class A
  Actual.....................................    $1,000.00        $1,080.63          $ 6.92
  Hypothetical...............................     1,000.00         1,018.51            6.72
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,076.55           10.89
  Hypothetical...............................     1,000.00         1,014.71           10.56
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,076.83           10.89
  Hypothetical...............................     1,000.00         1,014.71           10.56
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,042.56            4.97
  Hypothetical...............................     1,000.00         1,017.43            5.54
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.32%, 2.08%, 2.08%, and 1.09% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares 'Actual' information which reflects the period from Commencement of Operations through December 31, 2005.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS  97.0%
DIVERSIFIED  3.4%
Centracore Properties Trust.................................    80,800    $  2,171,096
Forest City Enterprises, Inc. ..............................   213,970       8,115,882
Spirit Financial Corp. .....................................   112,080       1,272,108
Vornado Realty Trust........................................   146,975      12,268,003
                                                                          ------------
                                                                            23,827,089
                                                                          ------------
HEALTHCARE  3.5%
Brookdale Senior Living, Inc. ..............................    13,300         396,473
Cogdell Spencer, Inc. ......................................    90,740       1,532,599
Health Care Property Investors, Inc. .......................   236,670       6,049,285
LTC Properties, Inc. .......................................    51,300       1,078,839
OMEGA Healthcare Investors, Inc. ...........................   164,805       2,074,895
Senior Housing Property Trust...............................   661,135      11,179,793
Sunrise Senior Living Real Estate Investment Trust (Canada)
  (CAD).....................................................    15,500         179,474
Universal Health Realty Income Trust........................    36,460       1,142,656
Windrose Medical Properties Trust...........................    41,955         623,451
                                                                          ------------
                                                                            24,257,465
                                                                          ------------
INDUSTRIAL  4.5%
AMB Property Corp. .........................................   394,060      19,375,930
Cabot Industrial Value Fund II, L.P. (Acquired 11/10/05,
  Cost $233,500) (a) (b) (c) (e)............................       467         233,500
Keystone Industrial Fund, L.P. (Acquired 10/24/05, Cost
  $11,698) (a) (b) (c) (e)..................................    11,698          11,698
ProLogis Trust..............................................   255,146      11,920,421
                                                                          ------------
                                                                            31,541,549
                                                                          ------------
LODGING/RESORTS  16.1%
Four Seasons Hotels, Inc. (Canada)..........................    63,970       3,182,507
Hersha Hospitality Trust....................................    31,930         287,689
Hilton Hotels Corp. ........................................  1,380,309     33,279,250
Host Marriott Corp. ........................................  2,097,485     39,747,341
Interstate Hotels & Resorts, Inc. (a).......................    41,616         181,862
Legacy Hotels Real Estate Investment Trust (Canada) (CAD)...   541,260       3,724,960
Meristar Hospitality Corp. (a)..............................   592,780       5,572,132
Starwood Hotels & Resorts Worldwide, Inc. ..................   411,266      26,263,447
                                                                          ------------
                                                                           112,239,188
                                                                          ------------
OFFICE  23.9%
Arden Realty, Inc. .........................................   286,890      12,861,279
Beacon Capital Partners, Inc. (a) (b) (c)...................   177,900         536,306
Boston Properties, Inc. ....................................   440,295      32,639,068
Brandywine Realty Trust.....................................   234,775       6,552,570
Broadreach Capital Partners Realty, L.P. (Acquired 05/29/03
  to 05/20/05, Cost $2,110,573) (b) (c) (e).................  2,110,573      1,963,089
Brookfield Properties Corp. (Canada)........................  1,106,733     32,560,085
CarrAmerica Realty Corp. ...................................    27,560         954,403
Equity Office Properties Trust..............................   640,292      19,420,056
Highwoods Properties, Inc. .................................    20,955         596,170

See Notes to Financial Statements                                              9

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OFFICE (CONTINUED)
Liberty Property Trust......................................    91,870    $  3,936,630
Mack-Cali Realty Corp. .....................................   360,738      15,583,882
Parkway Properties, Inc. ...................................    62,050       2,490,687
Prentiss Properties Trust...................................   181,720       7,392,370
PS Business Parks, Inc. ....................................    55,570       2,734,044
Reckson Associates Realty Corp. ............................   243,310       8,754,294
Republic Property Trust.....................................   174,800       2,097,600
SL Green Realty Corp. ......................................   129,260       9,874,171
Trizec Properties, Inc. ....................................   244,440       5,602,565
                                                                          ------------
                                                                           166,549,269
                                                                          ------------
RESIDENTIAL APARTMENTS  18.1%
American Campus Communities, Inc. ..........................    91,150       2,260,520
Archstone-Smith Trust.......................................   685,830      28,729,419
Atlantic Gulf Communities Corp. (a) (b) (c).................   131,004               0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (b) (c)...............................................    30,570               0
Atlantic Gulf Communities Corp.--Preferred Ser B, 144A--
  Private Placement (a) (b) (c) (d).........................    43,609               0
Avalonbay Communities, Inc. ................................   380,640      33,972,120
BRE Properties, Inc. .......................................   143,925       6,545,709
Equity Residential Properties Trust.........................   635,312      24,853,405
Essex Property Trust, Inc. .................................   197,814      18,238,451
Post Properties, Inc. ......................................   234,250       9,358,288
United Dominion Realty Trust, Inc. .........................    88,550       2,075,612
                                                                          ------------
                                                                           126,033,524
                                                                          ------------
RESIDENTIAL MANUFACTURED HOMES  1.2%
Equity Lifestyle Properties, Inc. ..........................   179,724       7,997,718
                                                                          ------------

RETAIL REGIONAL MALLS  14.0%
General Growth Properties, Inc. ............................    44,840       2,107,032
Macerich Co. ...............................................   246,920      16,578,209
Mills Corp. ................................................    10,137         425,146
Simon Property Group, Inc. .................................   846,311      64,852,812
Simon Property Group, Inc.--Convertible Preferred...........     7,215         463,925
Taubman Centers, Inc. ......................................   388,335      13,494,641
                                                                          ------------
                                                                            97,921,765
                                                                          ------------
RETAIL STRIP CENTERS  7.4%
Acadia Realty Trust.........................................   140,560       2,818,228
Cedar Shopping Centers, Inc. ...............................    72,100       1,014,447
Developers Diversified Realty Corp. ........................    35,655       1,676,498
Federal Realty Investment Trust.............................   304,840      18,488,546
Heritage Property Investment Trust..........................     8,110         270,874
Pan Pacific Retail Properties, Inc. ........................    11,520         770,573
Ramco-Gershenson Properties Trust...........................    20,300         540,995
Regency Centers Corp. ......................................   446,175      26,302,016
                                                                          ------------
                                                                            51,882,177
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SELF STORAGE  4.9%
Public Storage, Inc. .......................................   282,194    $ 19,110,178
Shurgard Storage Centers, Inc., Class A.....................   261,609      14,835,846
                                                                          ------------
                                                                            33,946,024
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  97.0%
(Cost $431,844,138)....................................................    676,195,768

REPURCHASE AGREEMENT  2.9%
State Street Bank & Trust Co. ($20,522,000 par collateralized by
  U.S. Government obligations in a pooled cash account,
  interest rate of 4.12%, dated 12/30/05,
  to be sold on 01/03/06 at $20,531,395)
  (Cost $20,522,000)...................................................     20,522,000
                                                                          ------------

TOTAL INVESTMENTS  99.9%
  (Cost $452,366,138)..................................................    696,717,768
FOREIGN CURRENCY  0.0%
  (Cost $51,664).......................................................         52,010
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%............................        527,731
                                                                          ------------

NET ASSETS  100.0%.....................................................   $697,297,509
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c) Security has been deemed illiquid.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets.

CAD--Canadian Dollar

See Notes to Financial Statements                                             11

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $452,366,138).......................  $696,717,768
Foreign Currency (Cost $51,664).............................        52,010
Cash........................................................           985
Receivables:
  Investments Sold..........................................     3,143,991
  Dividends.................................................     2,906,144
  Fund Shares Sold..........................................     2,213,708
  Interest..................................................         4,697
Other.......................................................       104,504
                                                              ------------
    Total Assets............................................   705,143,807
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     4,109,475
  Investments Purchased.....................................     2,320,383
  Distributor and Affiliates................................       613,646
  Investment Advisory Fee...................................       467,050
Accrued Expenses............................................       191,766
Trustees' Deferred Compensation and Retirement Plans........       143,978
                                                              ------------
    Total Liabilities.......................................     7,846,298
                                                              ------------
NET ASSETS..................................................  $697,297,509
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $439,752,155
Net Unrealized Appreciation.................................   244,351,979
Accumulated Net Realized Gain...............................    13,321,176
Accumulated Undistributed Net Investment Income.............      (127,801)
                                                              ------------
NET ASSETS..................................................  $697,297,509
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $493,880,199 and 19,984,211 shares of
    beneficial interest issued and outstanding).............  $      24.71
    Maximum sales charge (4.75%* of offering price).........          1.23
                                                              ------------
    Maximum offering price to public........................  $      25.94
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $126,003,279 and 5,095,914 shares of
    beneficial interest issued and outstanding).............  $      24.73
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $77,383,868 and 3,123,873 shares of
    beneficial interest issued and outstanding).............  $      24.77
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,163 and 1,220 shares of beneficial
    interest issued and outstanding)........................  $      24.72
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $122,183)....  $ 16,115,126
Interest....................................................       540,057
                                                              ------------
      Total Income..........................................    16,655,183
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,782,982
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,007,527, $1,222,811 and $687,313,
  respectively).............................................     2,917,651
Shareholder Services........................................     1,217,803
Custody.....................................................        65,036
Legal.......................................................        48,999
Trustees' Fees and Related Expenses.........................        25,839
Other.......................................................       396,713
                                                              ------------
      Total Expenses........................................     9,455,023
      Less Credits Earned on Cash Balances..................        29,788
                                                              ------------
      Net Expenses..........................................     9,425,235
                                                              ------------
NET INVESTMENT INCOME.......................................  $  7,229,948
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 45,296,547
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   204,164,025
                                                              ------------
  End of the Period:
    Investments.............................................   244,351,630
    Foreign Currency Translation............................           349
                                                              ------------
                                                               244,351,979
                                                              ------------
Net Unrealized Appreciation During the Period...............    40,187,954
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 85,484,501
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 92,714,449
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2005    DECEMBER 31, 2004
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $   7,229,948        $   4,371,926
Net Realized Gain....................................       45,296,547           39,226,428
Net Unrealized Appreciation During the Period........       40,187,954           97,838,035
                                                         -------------        -------------
Change in Net Assets from Operations.................       92,714,449          141,436,389
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (6,384,520)          (3,748,604)
  Class B Shares.....................................         (968,904)            (555,872)
  Class C Shares.....................................         (554,630)            (313,399)
  Class I Shares.....................................             (248)                 -0-
                                                         -------------        -------------
                                                            (7,908,302)          (4,617,875)
                                                         -------------        -------------

Distributions from Net Realized Gain:
  Class A Shares.....................................      (30,823,855)         (17,417,731)
  Class B Shares.....................................       (8,634,654)          (6,037,108)
  Class C Shares.....................................       (5,043,296)          (3,363,819)
  Class I Shares.....................................           (1,257)                 -0-
                                                         -------------        -------------
                                                           (44,503,062)         (26,818,658)
                                                         -------------        -------------
Total Distributions..................................      (52,411,364)         (31,436,533)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       40,303,085          109,999,856
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      267,928,138          199,627,116
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       46,851,194           27,508,381
Cost of Shares Repurchased...........................     (207,540,988)        (215,135,469)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      107,238,344           12,000,028
                                                         -------------        -------------
TOTAL INCREASE IN NET ASSETS.........................      147,541,429          121,999,884
NET ASSETS:
Beginning of the Period..............................      549,756,080          427,756,196
                                                         -------------        -------------
End of the Period (Including accumulated
  undistributed net investment income of ($127,801)
  and ($116,470), respectively)......................    $ 697,297,509        $ 549,756,080
                                                         =============        =============

 14                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS A SHARES                               ----------------------------------------------
                                              2005      2004      2003      2002      2001
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $23.11    $18.06    $13.64    $14.21    $13.49
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................     .34       .24       .39       .36       .39
  Net Realized and Unrealized Gain/Loss....    3.33      6.23      4.54      (.50)      .74
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    3.67      6.47      4.93      (.14)     1.13
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................     .36       .35       .45       .38       .41
  Distributions from Net Realized Gain.....    1.71      1.07       .06       .05       -0-
                                             ------    ------    ------    ------    ------
Total Distributions........................    2.07      1.42       .51       .43       .41
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $24.71    $23.11    $18.06    $13.64    $14.21
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  16.60%    36.67%    36.56%    -1.09%     8.56%
Net Assets at End of the Period (In
  millions)................................  $493.9    $357.8    $276.5    $210.6    $154.5
Ratio of Expenses to Average Net Assets*...   1.32%     1.53%     1.55%     1.55%     1.55%
Ratio of Net Investment Income to Average
  Net Assets*..............................   1.45%     1.23%     2.49%     2.53%     2.84%
Portfolio Turnover.........................     25%       27%       22%       28%       38%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A       N/A     1.65%     1.63%     1.67%
   Ratio of Net Investment Income to
     Average Net Assets....................     N/A       N/A     2.39%     2.45%     2.72%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable.

See Notes to Financial Statements                                             15

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS B SHARES                               ----------------------------------------------
                                              2005      2004      2003      2002      2001
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $23.13    $18.08    $13.65    $14.22    $13.50
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................     .15       .10       .28       .24       .28
  Net Realized and Unrealized Gain/Loss....    3.35      6.23      4.54      (.50)      .76
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    3.50      6.33      4.82      (.26)     1.04
                                             ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................     .19       .21       .33       .26       .32
  Distributions from Net Realized Gain.....    1.71      1.07       .06       .05       -0-
                                             ------    ------    ------    ------    ------
Total Distributions........................    1.90      1.28       .39       .31       .32
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $24.73    $23.13    $18.08    $13.65    $14.22
                                             ======    ======    ======    ======    ======

Total Return* (b)..........................  15.72%    35.63%    35.57%    -1.86%     7.80%
Net Assets at End of the Period (In
  millions)................................  $126.0    $123.1    $ 97.0    $ 76.9    $ 68.8
Ratio of Expenses to Average Net Assets*...   2.08%     2.28%     2.30%     2.30%     2.30%
Ratio of Net Investment Income to Average
  Net Assets*..............................    .63%      .48%     1.77%     1.68%     2.04%
Portfolio Turnover.........................     25%       27%       22%       28%       38%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A       N/A     2.40%     2.38%     2.42%
   Ratio of Net Investment Income to
     Average Net Assets....................     N/A       N/A     1.67%     1.60%     1.92%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable.

 16                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                             ----------------------------------------------------
                                            2005        2004        2003        2002      2001
                                           ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $23.17      $18.10      $13.64      $14.21    $13.49
                                           ------      ------      ------      ------    ------
  Net Investment Income (a)..............     .16         .11         .29         .24       .29
  Net Realized and Unrealized
    Gain/Loss............................    3.34        6.24        4.56        (.50)      .75
                                           ------      ------      ------      ------    ------
Total from Investment Operations.........    3.50        6.35        4.85        (.26)     1.04
                                           ------      ------      ------      ------    ------
Less:
  Distributions from Net Investment
    Income...............................     .19         .21         .33         .26       .32
  Distributions from Net Realized Gain...    1.71        1.07         .06         .05       -0-
                                           ------      ------      ------      ------    ------
Total Distributions......................    1.90        1.28         .39         .31       .32
                                           ------      ------      ------      ------    ------
NET ASSET VALUE, END OF THE PERIOD.......  $24.77      $23.17      $18.10      $13.64    $14.21
                                           ======      ======      ======      ======    ======

Total Return* (b)........................  15.73%(d)   35.78%(d)   35.74%(c)   -1.86%     7.80%
Net Assets at End of the Period (In
  millions)..............................  $ 77.4      $ 68.8      $ 54.2      $ 44.2    $ 42.5
Ratio of Expenses to Average
  Net Assets*............................   2.06%(d)    2.23%(d)    2.23%(c)    2.30%     2.30%
Ratio of Net Investment Income to Average
  Net Assets*............................    .67%(d)     .54%(d)    1.90%(c)    1.64%     2.13%
Portfolio Turnover.......................     25%         27%         22%         28%       38%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets..........................     N/A         N/A       2.33%(c)    2.38%     2.42%
   Ratio of Net Investment Income to
     Average Net Assets..................     N/A         N/A       1.80%(c)    1.56%     2.01%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Ratio of Expenses to Average Net Assets of .07%, an increase to the Ratio of Net Investment Income to Average Net Assets of .11% and an increase to Total Return and .05%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (see footnote 6).

N/A=Not Applicable.

See Notes to Financial Statements                                             17

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                  JULY 21, 2005
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                                DECEMBER 31, 2005
CLASS I SHARES                                                  -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................         $24.93
                                                                     ------
  Net Investment Income.....................................            .25(a)
  Net Realized and Unrealized Gain..........................            .82
                                                                     ------
Total from Investment Operations............................           1.07
                                                                     ------
Less:
  Distributions from Net Investment Income..................            .20
  Distributions from Net Realized Gain......................           1.08
                                                                     ------
Total Distributions.........................................           1.28
                                                                     ------
NET ASSET VALUE, END OF THE PERIOD..........................         $24.72
                                                                     ======

Total Return (b)............................................          4.26%*
Net Assets at End of the Period (In thousands)..............         $ 30.2
Ratio of Expenses to Average Net Assets.....................          1.09%
Ratio of Net Investment Income to Average Net Assets........          2.23%
Portfolio Turnover..........................................            25%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

 18                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $454,271,378
                                                              ============
Gross tax unrealized appreciation...........................  $246,268,923
Gross tax unrealized depreciation...........................    (3,822,533)
                                                              ------------
Net tax unrealized appreciation on investments..............  $242,446,390
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The Fund may distribute any return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                 2005           2004
Distribution paid from:
  Ordinary Income...........................................  $10,152,130    $ 8,012,392
  Long-term capital gain....................................   42,259,234     23,424,141
                                                              -----------    -----------
                                                              $52,411,364    $31,436,533
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the Fund's investment in other regulated investment companies totaling $1,001 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. A permanent book and tax difference relating to excise taxes paid which are not deductible for tax purposes totaling $599 was reclassified from accumulated undistributed net investment income to capital. Additionally, a permanent book and tax difference relating to a distribution reclass of $667,425 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   175,165
Undistributed long-term capital gain........................   15,051,250

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Fund's custody fee was reduced by $29,788 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    The Adviser has agreed to waive all expenses in excess of 1.55% of Class A average net assets, 2.30% of Class B average net assets, 2.30% of Class C average net assets and 1.30% of Class I average net assets. This waiver is voluntary and can be discontinued at any time. For the year ended December 31, 2005, the Adviser did not waive any of its advisory fees.

    For the year ended December 31, 2005, the Fund recognized expenses of approximately $39,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $43,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $1,077,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $75,771 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $313,600 and CDSC on the redeemed shares of approximately $165,500. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                             FOR THE                        FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                        DECEMBER 31, 2005              DECEMBER 31, 2004
                                   ---------------------------    ----------------------------
                                     SHARES          VALUE          SHARES           VALUE
Sales:
  Class A........................   9,204,885    $ 217,508,649      8,221,270    $ 162,817,325
  Class B........................   1,258,486       29,512,486      1,080,225       21,760,699
  Class C........................     880,457       20,874,865        751,986       15,049,092
  Class I........................       1,277           32,138            -0-              -0-
                                   ----------    -------------    -----------    -------------
Total Sales......................  11,345,105    $ 267,928,138     10,053,481    $ 199,627,116
                                   ==========    =============    ===========    =============
Dividend Reinvestment:
  Class A........................   1,402,547    $  33,261,385        866,661    $  18,487,162
  Class B........................     372,535        8,762,131        273,808        5,896,951
  Class C........................     204,254        4,826,174        144,919        3,124,268
  Class I........................          60            1,504            -0-              -0-
                                   ----------    -------------    -----------    -------------
Total Dividend Reinvestment......   1,979,396    $  46,851,194      1,285,388    $  27,508,381
                                   ==========    =============    ===========    =============
Repurchases:
  Class A........................  (6,104,617)   $(142,430,671)    (8,914,349)   $(170,018,025)
  Class B........................  (1,857,669)     (43,376,177)    (1,395,281)     (27,177,305)
  Class C........................    (932,147)     (21,731,228)      (922,027)     (17,940,139)
  Class I........................        (117)          (2,912)           -0-              -0-
                                   ----------    -------------    -----------    -------------
Total Repurchases................  (8,894,550)   $(207,540,988)   (11,231,657)   $(215,135,469)
                                   ==========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2005, the Fund received redemption fees of

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

approximately $3,500, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $216,172,062 and $148,615,094, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,163,200 and $0 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2005 are payments retained by Van Kampen of approximately $1,088,800 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $212,300.

7. UNFUNDED COMMITMENTS

Subject to the terms of a Subscription Agreement between the Fund and Cabot Industrial Value Fund II, L.P., the Fund has made a subscription commitment of $3,500,000. As of December 31, 2005, Cabot Industrial Value Fund II, L.P. has drawn down $233,500, which represents 6.67% of this commitment. The Fund has also entered into a Subscription Agreement with Broadreach Capital Partners Realty, L.P. The terms of this agreement has a subscription commitment of 3,200,000 shares of common stock. As of December 31, 2005, Broadreach Capital Partners Realty, L.P. has drawn down $1,963,089, which represents 65.96% of this commitment. Additionally, the Fund has entered into a Subscription Agreement with Keystone Industrial Fund, L.P. The terms of this agreement has a subscription commitment of $3,500,000. As of December 31, 2005, Keystone Industrial Fund, L.P. has drawn down $11,698, which represents 0.33% of this commitment.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN REAL ESTATE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Real Estate Securities Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Real Estate Securities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Real Estate Securities Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947
CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2005. The Fund designated and paid $42,259,234 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).


VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN REAL ESTATE SECURITIES FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

VAN KAMPEN REAL ESTATE SECURITIES FUND
TRUSTEES AND OFfiCERS continued
                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Real Estate Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  89, 189, 289
                                                                 REAL ANR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00324P-Y12/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2005
                                          REGISTRANT       COVERED ENTITIES(1)
           AUDIT FEES                      $25,700         N/A

           NON-AUDIT FEES
              AUDIT-RELATED FEES           $     0         $235,000(2)
              TAX FEES                     $ 2,000(3)      $52,799(4)
              ALL OTHER FEES               $     0         $956,268(5)
           TOTAL NON-AUDIT FEES            $ 2,000         $1,244,067

           TOTAL                           $27,700         $1,244,067



         2004
                                           REGISTRANT      COVERED ENTITIES(1)

           AUDIT FEES                      $27,000         N/A

           NON-AUDIT FEES
              AUDIT-RELATED FEES           $     0             $115,000(2)
              TAX FEES                     $ 1,500(3)          $100,829(4)
              ALL OTHER FEES               $     0             $ 60,985(6)
           TOTAL NON-AUDIT FEES            $ 1,500             $276,814

           TOTAL                           $28,500             $276,814


         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

         (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

         (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

         (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

         (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:


                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -     Van Kampen Investments Inc.
         -     Van Kampen Asset Management
         -     Van Kampen Advisors Inc.
         -     Van Kampen Funds Inc.
         -     Van Kampen Investor Services Inc.
         -     Morgan Stanley Investment Management Inc.
         -     Morgan Stanley Trust Company
         -     Morgan Stanley Investment Management Ltd.
         -     Morgan Stanley Investment Management Company
         -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
    -------------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  February 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  February 9, 2006


By: /s/ Phillip G. Goff
    -------------------------------
Name:  Phillip G. Goff
Title: Principal Financial Officer
Date:  February 9, 2006